CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets :
Cash and cash equivalents	$ 2,250	$ 1,912
Restricted cash		3
Short-term deposits	1
Marketable securities	238	413
Trade accounts receivable, net	1,005	1,046
Inventories	1,353	1,531
Deferred tax assets	137	141
Assets held for sale		28
Other current assets	518	506
Total current assets	5,502	5,580
Goodwill	141	1,059
Other intangible assets, net	213	645
Property, plant and equipment, net	3,481	3,920
Non-current deferred tax assets	414	332
Restricted cash	4	5
Long-term investments	119	121
Other non-current assets	560	432
Total non-current assets	4,932	6,514
Total assets	10,434	12,094
Current liabilities:
Bank overdrafts		7
Short-term debt	630	733
Trade accounts payable	797	656
Other payables and accrued liabilities	942	976
Dividends payable to stockholders	89	88
Deferred tax liabilities	11	14
Accrued income tax	86	95
Total current liabilities	2,555	2,569
Long-term debt	671	826
Post-retirement benefit obligations	477	409
Long-term deferred tax liabilities	14	21
Other long-term liabilities	353	273
Total non-current liabilities	1,515	1,529
Total liabilities	4,070	4,098
Commitment and contingencies
Parent company stockholders' equity
Common stock (preferred stock: 540,000,000 shares authorized, not issued; common stock: Euro 1.04 par value, 1,200,000,000 shares authorized, 910,559,805 shares issued, 887,953,202 shares outstanding)	1,156	1,156
Capital surplus	2,555	2,544
Retained earnings	1,959	3,504
Accumulated other comprehensive income	794	670
Treasury stock	(239)	(271)
Total parent company stockholders' equity	6,225	7,603
Noncontrolling interest	139	393
Total equity	6,364	7,996
Total liabilities and equity	$ 10,434	$ 12,094